Equity Incentive Plan - Summary of The Black-Scholes Assumptions Used To Value Stock Options At The Grant Dates (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 3 months 18 days
Expected volatility	68.00%	62.00%	54.00%
Risk-free interest rate	0.50%	2.20%	3.10%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (years)	4 years	5 years	5 years
Expected volatility	61.00%	53.00%	52.00%
Risk-free interest rate	0.20%	0.60%	2.50%
Expected dividend yield	0.00%	0.00%	0.00%